Other Income (expense), net	3 Months Ended
Mar. 31, 2018
Other Nonoperating Income Expense [Abstract]
Other Income (expense), net	26. Other Income (expense), net

	Three months ended March 31,
	2017	2018
Government incentives	$ —	$ 15,500
Other income/(expense)	553	50
Other income (expense), net	$ 553	$ 15,550